Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension Costs of Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2012	December 31, 2011
	(in thousands)
Benefit obligation at beginning of year	$19,924	$16,482
Service cost	242	212
Interest cost	964	931
Plan participants’ contributions	101	134
Benefits paid	(237)	(109)
Actuarial loss	405	2,621
Foreign currency exchange rate changes	1,128	(347)

Benefit obligation at end of year	$22,527	$19,924

Change in plan assets	December 31, 2012	December 31, 2011
	(in thousands)
Fair value of plan assets at beginning of year	$15,021	$15,499
Actual return on plan assets	1,810	(604)
Employer contributions	239	273
Plan participants’ contributions	101	135
Benefits paid	(237)	(109)
Foreign currency exchange rate changes	873	(173)

Fair value of plan assets at end of year	$17,807	$15,021

Funded Status
Funded status	December 31, 2012	December 31, 2011
	(in thousands)
Projected benefit obligation	$(22,527)	$(19,924)
Fair value of plan assets	17,807	15,021

Funded status	$(4,720)	$(4,903)

Non-current other liabilities	$(4,720)	$(4,903)

Components of Net Periodic Benefit Cost/(Credit)
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost/(credit)

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)

Service cost	$242	$212	$184
Interest cost	964	931	746
Expected return on plan assets	(895)	(1,141)	(980)
Amortization of net (gain)/loss	179	-	-

Net periodic benefit (credit)/cost	$490	$2	$(50)

Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost/(credit) for the years ended December 31, 2010, December 31, 2011 and December 31, 2012:

	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
Discount rate	4.7%	5.4%	5.7%
Rate of compensation increase	3.5%	4.0%	4.0%
Expected rate of return on plan assets	5.8%	7.1%	7.4%

Accumulated other comprehensive income	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Actuarial loss - benefit obligation	$405	$2,621	$2,232
Actuarial (gain)/loss – plan assets	(915)	1,744	(1,023)
Actuarial loss recognized in net periodic benefit cost	(179)	-	-

Total	$(689)	$4,365	$1,209

Amounts Recognized In Accumulated Other Comprehensive Income That Has Not Yet Been Recognized As Components Of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Net actuarial (gain)/loss	$3,371	$4,060	$(305)

Total	$3,371	$4,060	$(305)

Assumptions Used in Calculating Pension Benefit Obligations	The following assumptions were used in determining the benefit obligation at December 31, 2012:
	December 31,	December 31,
	2012	2011
Discount rate	4.6%	4.7%
Rate of compensation increase	3.4%	3.5%

Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes over the long term are as follows:
Asset Category	Expected long-term return per annum
Equity	5.8%
Bonds	4.6%

Underlying Asset Split of Fund	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2012	December 31, 2011
Equity	90%	90%
Bonds	10%	10%
	100%	100%

Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$13

Equity Securities
Legal and General UK Equity Index	6,404
Legal and General North America Equity Index	3,082
Legal and General Europe (ex UK) Equity Index	3,303
Legal and General Japan Equity Index	1,637
Legal and General Asia Pac (ex Japan) Equity Index	1,630

Fixed Income Securities
Legal and General over 15 year Gilts Index	564
Legal and General AAA-AA-A Bonds Over 15 year Index	597
Legal and General over 5 year Index-Linked Gilts Index	577

$17,807

Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.
(in thousands)

2013	$81
2014	81
2015	81
2016	81
2017	81
Years 2018 - 2022	$406